Document and Entity Information	0 Months Ended
Aug. 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 12, 2014
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Aug. 12, 2014
Document Effective Date	Aug. 12, 2014
Prospectus Date	Apr. 01, 2014
Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX
Dreyfus Select Managers Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMVYX